Loans and Leases - Schedule of Non-Covered Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	$ 22,519,815	$ 20,078,181
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	15,125,322	14,073,297
Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	1,196,366	1,240,396
Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	2,395,822	2,375,321
Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	5,796,117	5,322,513
Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	5,737,017	5,135,067
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	4,359,156	3,056,352
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	3,035,337	2,948,532
Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	2,304,694	2,292,275
Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Loans and leases, net of unearned income	$ 730,643	$ 656,257